Trade and other payables	6 Months Ended
Dec. 31, 2024
Statement [line items]
Trade and other payables	Note 8. Trade and other payables

	Consolidated
	December 2024	June 2024
	$	$
Current liabilities
Trade payables	6,331,896	4,548,255
Accrued and other payables	4,127,860	10,519,690

	10,459,756	15,067,945